UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Dryden Short-Term Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2008

Date of reporting period:	9/30/2008

Item 1.	Schedule of Investments

Dryden Short-Term Corporate Bond Fund

Schedule of Investments

as of September 30, 2008 (Unaudited)

	Moody’s Rating+	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 91.7%
ASSET-BACKED SECURITIES 0.2%
American Express Credit Account Master Trust, Ser. 2004-4, Class C, 144A(b)	Baa1	2.958%	3/15/12	$430	$414,144
American Express Credit Account Master Trust, Ser. 2004-C, Class C, 144A(b)	Baa1	2.988	2/15/12	25	24,034
First Franklin NIM Trust, Series 2006-FF4N, Class N1, 144A(e)	CCC(c)	5.500	3/25/36	52	5

Total asset-backed securities (cost $506,858)					438,183

COMMERCIAL MORTGAGE-BACKED SECURITIES 5.0%
Banc of America Commercial Mortgage, Inc., Ser. 2004-4, Class A3	AAA(c)	4.128	7/10/42	2,800	2,754,860
DLJ Commercial Mortgage Corp., Ser. 2000-CF1, Class A1B	AAA(c)	7.620	6/10/33	864	879,507
GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class A2	AAA(c)	4.853	7/10/45	1,575	1,542,777
GMAC Commercial Mortgage Securities, Inc., Ser. 2004-C3, Class A3	AAA(c)	4.207	12/10/41	1,000	979,600
Greenwich Capital Commercial Funding Corp., Ser. 2003-C1, Class A2	Aaa	3.285	7/05/35	777	747,881
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2003-CB7, Class A2	Aaa	4.128	1/12/38	1,219	1,190,343
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP3, Class A2	Aaa	4.851	8/15/42	1,800	1,756,978
LB-UBS Commercial Mortgage Trust, Ser. 2005-C5, Class A2	AAA(c)	4.885	9/15/30	1,800	1,766,451
Merrill Lynch Mortgage Trust, Ser. 2005-CIP1, Class A2	Aaa	4.960	7/12/38	1,800	1,760,435
Morgan Stanley Capital I, Ser. 2005-HQ5, Class A2	AAA(c)	4.809	1/14/42	1,738	1,708,047

Total commercial mortgage-backed securities (cost $15,541,387)					15,086,879

CORPORATE BONDS 84.8%
Aerospace/Defense 0.5%
BAE Systems Holdings, Inc., Notes, 144A	Baa2	4.750	8/15/10	1,240	1,258,135
Northrop Grumman Corp., Gtd. Notes	Baa1	7.125	2/15/11	340	360,922

					1,619,057

Airlines 0.6%
American Airlines, Inc.	B1	6.817	5/23/11	700	546,000
American Airlines, Inc.	Ba1	7.858	10/01/11	205	179,375
Continental Airlines, Inc.	Ba1	7.373	12/15/15	230	172,239
Continental Airlines, Inc.(e)	Baa2	7.487	10/02/12	910	873,600

					1,771,214

Automotive 1.2%
American Honda Finance Corp., 144A	Aa3	6.700	10/01/13	1,000	994,140
DaimlerChrysler North America Holding Corp. M.T.N.	A3	5.750	9/08/11	1,155	1,140,332
DaimlerChrysler North America Holding, Inc.	A3	4.875	6/15/10	260	258,829
Johnson Controls, Inc.	A3	5.250	1/15/11	1,195	1,208,748

					3,602,049

Banking 7.9%
Bank of America Corp., M.T.N.	Aa2	4.900	5/01/13	3,000	2,713,938
The Bank of New York Mellon	Aa2	5.125	8/27/13	1,600	1,525,347
Bear Stearns Cos., Inc.	Aa2	5.350	2/01/12	2,000	1,902,810
Citigroup, Inc.	Aa3	5.500	4/11/13	3,315	2,893,534
Citigroup, Inc.	Aa3	6.500	8/19/13	915	813,223
Citigroup, Inc., Sr. Unsec’d. Notes	Aa3	5.850	7/02/13	1,500	1,315,785
Credit Suisse First Boston	Aa1	4.875	8/15/10	1,615	1,605,365
Credit Suisse NY (Switzerland), Sr. Unsec’d., M.T.N.	Aa1	5.000	5/15/13	1,000	926,691
HSBC Bank USA, Sr. Notes	Aa2	3.875	9/15/09	1,775	1,736,569
ICICI Bank Ltd. (India), 144A(b)	Baa2	3.328	1/12/10	420	407,904
ICICI Bank, Ltd., Notes (Singapore),144A	Baa2	5.750	11/16/10	440	424,510
JPMorgan Chase & Co.	Aa2	4.750	5/01/13	1,500	1,395,957
JPMorgan Chase & Co.	Aa2	5.600	6/01/11	1,525	1,505,166
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa2	5.375	10/01/12	1,000	966,066
JPMorgan Chase & Co., Sub. Notes	Aa3	6.750	2/01/11	500	501,674
Northern Trust Co.	A1	5.500	8/15/13	1,385	1,385,994
PNC Funding Corp.	A2	6.125	2/15/09	400	399,929
Wells Fargo Capital XI(b)	Aa2	7.700	12/26/49	500	436,005
Wells Fargo Capital XV(b)	Aa2	9.750	9/26/49	1,000	970,000

					23,826,467

Brokerage 4.6%
Goldman Sachs Group, Inc. (The)	Aa3	5.000	1/15/11	2,370	2,137,587
Goldman Sachs Group, Inc. (The)	Aa3	6.600	1/15/12	375	349,571
Goldman Sachs Group, Inc. (The), Sr. Notes	Aa3	5.450	11/01/12	2,280	1,932,733
Janus Capital Group, Inc., Notes	Baa3	6.250	6/15/12	650	614,274
Lehman Brothers Holdings, Inc., M.T.N.(f)	B3	5.250	2/06/12	1,520	190,000
Lehman Brothers Holdings, Inc., M.T.N.(f)	B3	5.625	1/24/13	1,000	125,000
Lehman Brothers Holdings, Inc., Sr. Notes, M.T.N.(f)	B3	6.000	7/19/12	900	112,500
Merrill Lynch & Co., Inc.	A2	5.450	2/05/13	1,100	990,903
Merrill Lynch & Co., Inc., M.T.N.	A2	6.150	4/25/13	1,000	924,057
Merrill Lynch & Co., Inc., Notes, M.T.N.	A2	4.250	2/08/10	2,055	1,952,823
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, M.T.N.	A2	6.050	8/15/12	565	529,763
Morgan Stanley Dean Witter	A1	3.875	1/15/09	1,080	993,619
Morgan Stanley Dean Witter	A1	4.000	1/15/10	1,160	951,210
Morgan Stanley Dean Witter, M.T.N.	A1	5.625	1/09/12	2,000	1,394,438
Morgan Stanley, Sr. Notes, M.T.N.	A1	5.250	11/02/12	1,065	751,826

					13,950,304

Building Materials & Construction 1.6%
American Standard, Inc.	Baa3	8.250	6/01/09	280	284,479
American Standard, Inc., Gtd. Notes	Baa3	7.625	2/15/10	810	827,696
CRH America, Inc.	Baa1	5.625	9/30/11	570	555,439
DR Horton, Inc.	Ba2	5.000	1/15/09	1,000	975,000
Hanson PLC (United Kingdom), Sr. Unsub. Notes	Baa3	7.875	9/27/10	620	650,461
Lafarge SA (France)	Baa2	6.150	7/15/11	700	687,232
RPM International, Inc., Sr. Notes	Baa3	4.450	10/15/09	830	814,963

					4,795,270

Cable 2.5%
Comcast Cable Communications, Inc.	Baa2	6.200	11/15/08	800	801,345
Comcast Cable Communications, Inc., Sr. Notes	Baa2	6.750	1/30/11	810	821,580
Comcast Corp.	Baa2	5.450	11/15/10	1,145	1,149,142
Cox Communications, Inc.	NR	3.875	10/01/08	585	584,992
Cox Communications, Inc.	Baa3	4.625	1/15/10	725	714,345
Cox Communications, Inc.	Baa3	6.750	3/15/11	390	396,155
Cox Communications, Inc.	Baa3	7.875	8/15/09	290	290,639
Cox Communications, Inc., Unsec’d. Notes	Baa3	7.750	11/01/10	450	466,659
Shaw Communication, Inc.	Ba1	8.250	4/11/10	600	597,000
Time Warner Cable, Inc.	Baa2	6.200	7/01/13	1,000	970,148
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.400	7/02/12	580	551,705

					7,343,710

Capital Goods 3.0%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, M.T.N.	A2	4.850	12/07/12	1,085	1,056,080
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, M.T.N.	A2	6.200	9/30/13	455	454,987
ERAC USA Finance Co., 144A(b)	Baa1	3.059	8/28/09	610	607,661
ERAC USA Finance Co., 144A	Baa2	8.000	1/15/11	180	184,148
ERAC USA Finance Co., Gtd. Notes, 144A	Baa2	5.300	11/15/08	185	184,990
ERAC USA Finance Co., Gtd. Notes, 144A	Baa2	5.800	10/15/12	900	817,984
FedEx Corp.	Baa2	3.500	4/01/09	1,000	992,374
John Deere Capital Corp., Sr. Unsec’d. Notes, M.T.N.	A2	4.950	12/17/12	1,565	1,522,498
Steelcase, Inc.	Baa3	6.500	8/15/11	1,000	1,032,345
Textron Financial Corp.	A3	4.600	5/03/10	895	895,676
Textron Financial Corp., Notes	A3	5.125	11/01/10	805	810,732
Waste Management, Inc., Sr. Notes	Baa3	6.500	11/15/08	540	541,992

					9,101,467

Chemicals 2.5%
E.I. Du Pont de Nemours & Co.	A2	5.000	7/15/13	1,145	1,127,747
E.I. Du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	5.000	1/15/13	735	726,313
ICI Wilmington, Inc., Gtd. Notes	A3	4.375	12/01/08	1,300	1,297,657
Koppers, Inc., Gtd. Notes	Ba3	9.875	10/15/13	700	721,000
Lubrizol Corp., Notes	Baa2	5.875	12/01/08	1,000	1,000,582
Lubrizol Corp., Sr. Notes	Baa2	4.625	10/01/09	900	895,717
PPG Industries, Inc.	A3	5.750	3/15/13	1,000	991,091
Union Carbide Corp.	Ba2	6.700	4/01/09	800	800,834

					7,560,941

Consumer 1.6%
Clorox Co., Sr. Unsec’d. Notes	Baa2	5.450	10/15/12	2,000	1,992,814
Fortune Brands, Inc.	Baa2	5.125	1/15/11	555	557,635
Philips Electronics NV (Netherlands), Sr. Unsec’d. Notes	A3	4.625	3/11/13	1,000	974,502
Western Union Co.	A3	5.400	11/17/11	690	696,107
Whirlpool Corp.	Baa2	6.125	6/15/11	415	424,723

					4,645,781

Electrical Utilities 5.6%
Alabama Power Co., Series HH	A2	5.100	2/01/11	835	848,970
Appalachian Power Co., Sr. Notes	Baa2	4.400	6/01/10	1,000	989,170
Arizona Public Service Co.	Baa2	6.375	10/15/11	1,210	1,208,282
Baltimore Gas & Electric Co.	Baa2	6.125	7/01/13	950	938,353
Consumers Energy Co.	Baa1	4.400	8/15/09	710	707,977
Duke Energy Corp.	Baa2	5.650	6/15/13	1,700	1,663,823
EDP Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	A2	5.375	11/02/12	1,000	1,007,190
Empresa Nacional de Electricidad S.A. (Chile), Bonds, Ser. B	Baa3	8.500	4/01/09	460	466,511
Enel Finance International SA (Luxembourg), Gtd. Notes, 144A	A2	5.700	1/15/13	620	626,355
Exelon Generation Co., LLC	A3	6.950	6/15/11	615	622,792
FirstEnergy Corp., Notes, Ser. B	Baa3	6.450	11/15/11	550	552,624
FPL Group Capital, Inc.	A2	5.350	6/15/13	705	705,924
FPL Group Capital, Inc.	A2	5.625	9/01/11	275	280,962
Nevada Power Co., Ser. A	Baa3	8.250	6/01/11	1,785	1,905,501
Nisource Finance Corp.	Baa3	6.150	3/01/13	600	580,754
Oncor Electric Delivery Co., LLC 144A	Baa3	5.950	9/01/13	600	554,772
Pacific Gas & Electric Co.	A3	4.200	3/01/11	505	493,385
PSEG Power LLC	Baa1	6.950	6/01/12	260	265,197
Public Service Co. of Colorado, Collateral Trust, Ser. 14	NR	4.375	10/01/08	1,100	1,100,021
Virginia Electric and Power Co., Sr. Unsec’d. Notes	Baa1	5.100	11/30/12	900	880,965
Wisconsin Electric Power Co.	A1	6.000	4/01/14	435	433,473

					16,833,001

Energy - Integrated 0.4%
Burlington Resources Finance Co. (Canada)	A2	6.400	8/15/11	470	487,254
TNK-BP Finance SA (Luxembourg), 144A	Baa2	6.875	7/18/11	750	645,000

					1,132,254

Energy - Other 3.2%
Anadarko Petroleum Corp.(b)	Baa3	3.219	9/15/09	1,100	1,087,048
Apache Corp.	A3	6.000	9/15/13	1,200	1,195,985
Canadian National Resources Ltd. (Canada)	Baa2	5.150	2/01/13	880	819,526
Delek & Avner Yam Tethys Ltd. (Israel), 144A	Baa3	5.326	8/01/13	278	280,375
EOG Resources, Inc.	A3	6.125	10/01/13	1,000	1,002,080
Nabors Holdings 1 Ulc.	Baa1	4.875	8/15/09	240	237,379
Transocean, Inc. (Cayman Islands), Sr. Unsec’d. Notes	Baa2	5.250	3/15/13	1,200	1,165,896
Valero Energy Corp., Sr. Notes	Baa3	3.500	4/01/09	1,000	992,567
Weatherford International, Inc.	Baa1	5.950	6/15/12	705	705,434
Western Oil Sands, Inc. (Canada)	Baa1	8.375	5/01/12	855	901,979
XTO Energy, Inc.	Baa2	4.625	6/15/13	850	797,378
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	5.900	8/01/12	460	454,106

					9,639,753

Foods 7.5%
Bunge Ltd. Finance Corp.	Baa2	4.375	12/15/08	1,500	1,497,754
Cadbury Schweppes US Finance LLC, Notes, 144A	NR	3.875	10/01/08	895	894,993
Cargill, Inc., Notes, 144A	A2	3.625	3/04/09	500	494,379
ConAgra Foods, Inc., Notes	Baa2	7.875	9/15/10	990	1,044,748
Darden Restaurants, Inc., Sr. Unsec’d. Notes	Baa3	5.625	10/15/12	610	574,832
Diageo Capital PLC (United Kingdom)	A3	4.375	5/03/10	275	276,766
Diageo Capital PLC (United Kingdom)	A3	5.125	1/30/12	390	392,767
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	5.200	1/30/13	920	915,478
Dr. Pepper Snapple Group, Inc., 144A	Baa3	6.120	5/01/13	1,000	992,483
General Mills, Inc.	Baa1	5.250	8/15/13	1,210	1,200,677
General Mills, Inc.	Baa1	6.000	2/15/12	600	611,584
H.J. Heinz Co.	Baa2	5.350	7/15/13	1,100	1,079,027
Hershey Co. (The)	A2	5.000	4/01/13	825	820,741
H.J. Heinz Co., Notes, 144A	Baa2	6.428	12/01/08	530	530,928
Kellogg Co., Notes, Ser. B	A3	6.600	4/01/11	805	835,617
Kellogg Co., Sr. Unsub. Notes	A3	5.125	12/03/12	920	917,377
Kraft Foods, Inc.	NR	4.000	10/01/08	1,175	1,174,998
Kraft Foods, Inc., Sr. Unsec’d. Notes(b)	Baa2	3.303	8/11/10	1,350	1,333,873
Kroger Co. (The)	Baa2	5.000	4/15/13	1,370	1,307,925
McCormick & Co., M.T.N.	A2	5.250	9/01/13	1,150	1,161,080
McDonald’s Corp., M.T.N.	A3	4.300	3/01/13	1,000	988,044
Pepsi Americas, Inc.	Baa1	5.625	5/31/11	285	290,308
SABMiller PLC (United Kingdom), 144A	Baa1	6.200	7/01/11	650	666,452
Safeway, Inc.	Baa2	4.125	11/01/08	520	520,029
Safeway, Inc.	Baa2	4.950	8/16/10	780	780,540
Whitman Corp.	Baa1	6.375	5/01/09	895	899,950
Yum! Brands, Inc., Sr. Notes	Baa3	8.875	4/15/11	330	355,566

					22,558,916

Foreign Government Bond 0.9%
Export-Import Bank of Korea (The) (South Korea), 144A	Aa3	4.125	2/10/09	1,530	1,519,454
Korea Development Bank (South Korea), Notes	Aa3	4.750	7/20/09	1,210	1,210,069
Pemex Project Funding Master Trust	Baa1	9.125	10/13/10	45	48,150

					2,777,673

Gaming 0.2%
MGM Mirage, Inc., Gtd. Notes	Ba2	6.000	10/01/09	700	654,500

Healthcare & Pharmaceutical 4.2%
AmerisourceBergen Corp.	Baa3	5.625	9/15/12	600	581,039
Baxter Finco BV (Netherlands)	A3	4.750	10/15/10	830	846,193
Boston Scientific Corp.	Ba2	6.000	6/15/11	960	907,200
Cardinal Health, Inc.	Baa2	5.500	6/15/13	750	717,606
Cardinal Health, Inc., Unsec’d. Notes	Baa2	6.750	2/15/11	480	492,487
Covidien International Finance (Luxembourg), Gtd. Notes	Baa1	5.150	10/15/10	720	729,490

Covidien International Finance (Luxembourg), Gtd. Notes	Baa1	5.450	10/15/12	1,300	1,276,236
GlaxoSmithKline Capital, Inc.	A1	4.850	5/15/13	1,800	1,767,104
Hospira, Inc., Notes	Baa3	4.950	6/15/09	670	666,836
Hospira, Inc., Sr. Notes	Baa3	5.550	3/30/12	375	374,794
McKesson Corp.	Baa3	5.250	3/01/13	515	511,381
Medco Health Solutions, Inc.	Baa3	6.125	3/15/13	1,000	1,017,245
Medtronic, Inc., Ser. B, Sr. Notes	A1	4.375	9/15/10	1,100	1,122,645
Quest Diagnostics, Inc.	Baa3	5.125	11/01/10	535	539,550
Wyeth	A3	6.950	3/15/11	1,125	1,187,019

					12,736,825

Healthcare Insurance 2.1%
Aetna, Inc.	A3	5.750	6/15/11	1,290	1,310,836
Cigna Corp.	Baa2	6.375	10/15/11	606	618,342
UnitedHealth Group, Inc.	Baa1	5.125	11/15/10	600	604,178
UnitedHealth Group, Inc.	Baa1	5.250	3/15/11	1,500	1,491,285
Wellpoint, Inc.	Baa1	5.000	1/15/11	1,330	1,322,286
Wellpoint, Inc., Notes	Baa1	4.250	12/15/09	1,000	980,311

					6,327,238

Insurance 3.2%
Berkshire Hathaway Finance Corp., 144A	Aaa	4.600	5/15/13	1,000	983,257
Berkshire Hathaway Finance Corp., 144A	Aaa	5.000	8/15/13	1,325	1,321,513
Chubb Corp.	A2	5.200	4/01/13	570	556,962
Chubb Corp.	A2	6.000	11/15/11	1,400	1,420,130
Hartford Financial Services Group, Inc.	A2	5.250	10/15/11	405	375,103
ING Security Life Institutional Funding, 144A	Aa3	4.250	1/15/10	1,100	1,089,935
Lincoln National Corp., Sr. Unsec’d. Notes	A3	5.650	8/27/12	800	786,502
Principal Life Income Funding Trusts	Aa2	5.200	11/15/10	740	741,094
Principal Life Income Funding Trusts, M.T.N.	Aa2	5.300	4/24/13	500	498,430
Progressive Corp. (The)	A1	6.375	1/15/12	875	904,094
Travelers Cos., Inc. (The), M.T.N.	A2	5.375	6/15/12	925	927,114

					9,604,134

Lodging 0.7%
Royal Caribbean Cruises Ltd. (Liberia), Sr. Notes	Ba1	8.000	5/15/10	1,000	985,000
Starwood Hotels & Resorts Wordwide, Inc., Sr. Unsec’d. Notes	Baa3	6.250	2/15/13	1,046	985,886

					1,970,886

Media & Entertainment 2.7%
Intl. Speedway Corp.	Baa2	4.200	4/15/09	1,250	1,241,486
News America Holdings, Inc.	Baa1	7.375	10/17/08	875	876,486
Thomson Reuters Corp. (Canada)	Baa1	5.950	7/15/13	1,400	1,398,348
Time Warner, Inc.	Baa2	5.500	11/15/11	380	364,804
Time Warner, Inc., Gtd. Notes	Baa2	6.750	4/15/11	1,375	1,371,928
Viacom, Inc.	Baa3	5.750	4/30/11	1,190	1,156,073
Viacom, Inc.	Baa3	6.625	5/15/11	810	787,642
Vivendi (France), 144A	Baa2	5.750	4/04/13	800	782,184

					7,978,951

Metals 2.3%
Alcan Aluminum Ltd. (Canada)	A3	6.250	11/01/08	815	816,336
ArcelorMittal (Luxembourg), 144A	Baa2	5.375	6/01/13	1,000	944,698
BHP Billiton Finance Ltd. (Australia)	A1	5.125	3/29/12	400	394,474
BHP Billiton Finance USA Ltd. (Australia)	A1	5.000	12/15/10	825	830,147
Nucor Corp.	A1	5.000	6/01/13	750	734,710
Rio Tinto Financial USA Ltd. (Australia)	A3	5.875	7/15/13	1,560	1,529,284
United States Steel Corp.	Baa3	5.650	6/01/13	800	715,617
Xstrata Finance Canada Ltd. (Canada), 144A	Baa2	5.500	11/16/11	820	799,451

					6,764,717

Non Captive Finance 3.9%
American Express Credit Corp.	Aa3	5.000	12/02/10	1,100	1,027,051
American Express Credit Corp.	Aa3	7.300	8/20/13	1,000	964,526
Capital One Bank	A2	4.250	12/01/08	690	684,119
Capital One Financial Co., M.T.N.	A3	5.700	9/15/11	230	203,675
CIT Group, Inc.	Baa1	5.400	2/13/12	605	347,799
CIT Group, Inc.	Baa1	5.600	4/27/11	1,095	705,213
CIT Group, Inc., Sr. Notes	Baa1	4.250	2/01/10	35	23,069
Countrywide Financial Corp., M.T.N.	Aa2	5.800	6/07/12	1,650	1,393,854
Countrywide Home Loans, Inc., M.T.N.	Aa2	4.125	9/15/09	500	459,850
General Electric Capital Corp.	Aaa	4.800	5/01/13	2,000	1,824,202
GMAC LLC(b)	B3	4.054	5/15/09	520	376,293
HSBC Finance Corp.	Aa3	4.750	5/15/09	1,100	1,083,525
HSBC Finance Corp.	Aa3	4.750	4/15/10	1,265	1,243,869
International Lease Finance Corp.	A3	6.375	3/25/13	1,000	631,511
International Lease Finance Corp., Notes, M.T.N.	A3	5.450	3/24/11	635	476,327
International Lease Finance Corp., Unsub. Notes	A3	3.500	4/01/09	30	26,976
iStar Financial, Inc.	Ba1	5.500	6/15/12	575	293,250

					11,765,109

Paper 0.3%
International Paper Co.	Baa3	4.250	1/15/09	740	735,432

Pipelines & Other 2.4%
Atmos Energy Corp., Notes	Baa3	4.000	10/15/09	1,845	1,823,266
Duke Cap Corp.	Baa1	7.500	10/01/09	495	500,105
Duke Energy Field Services LLC, Notes	Baa2	7.875	8/16/10	1,315	1,346,560
Enterprise Products Operating LP, Sr. Notes	Baa3	4.625	10/15/09	920	900,366
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	5.850	9/15/12	1,050	1,019,965
ONEOK Partners LP	Baa2	5.900	4/01/12	600	590,256
Transcontinental Gas Pipe Line Corp.	Baa2	8.875	7/15/12	1,000	1,086,164

					7,266,682

Railroads 1.5%
Burlington Northern Santa Fe Corp.	Baa1	5.900	7/01/12	445	455,043
Burlington Northern Santa Fe Corp.	Baa1	6.750	7/15/11	705	735,917
Canadian Pacific Railway Co. (Canada)	Baa3	5.750	5/15/13	600	582,341
CSX Corp.	Baa3	4.875	11/01/09	300	295,301
CSX Corp.	Baa3	6.750	3/15/11	315	321,908
CSX Corp., Sr. Notes	Baa3	5.750	3/15/13	675	643,675
Norfolk Southern Corp.	Baa1	8.625	5/15/10	845	898,667
Union Pacific Corp.	Baa2	6.650	1/15/11	500	515,161

					4,448,013

Real Estate Investment Trust 2.3%
AvalonBay Communities, Inc., M.T.N.	Baa1	5.500	1/15/12	590	570,590
Brandywine Operating Partners	Baa3	5.750	4/01/12	585	545,861
BRE Properties, Inc., Sr. Notes	Baa2	4.875	5/15/10	700	678,535
Duke Realty LP	Baa1	5.625	8/15/11	440	429,921
Equity One, Inc., Gtd. Notes	Baa3	3.875	4/15/09	500	490,220
ERP Operating LP	Baa1	4.750	6/15/09	650	638,111
ERP Operating LP	Baa1	5.500	10/01/12	800	745,088
Mack-Cali Realty LP, Notes	Baa2	7.250	3/15/09	785	787,870
Nationwide Health Properities, Inc.	Baa3	6.500	7/15/11	240	247,361
Simon Property Group LP	A3	4.600	6/15/10	1,100	1,081,257
Simon Property Group LP	A3	5.600	9/01/11	365	360,358
Simon Property Group LP	A3	5.750	5/01/12	390	378,936

					6,954,108

Retail 2.5%
CVS Caremark Corp.(b)	Baa2	3.111	6/01/10	1,350	1,292,771
CVS Caremark Corp.	Baa2	5.750	8/15/11	1,000	1,014,761
Federated Retail Holding, Inc.	Baa3	5.350	3/15/12	575	529,512
GSC Holdings Corp.	Ba1	8.000	10/01/12	700	703,500
Home Depot, Inc.	Baa1	4.625	8/15/10	940	920,382
JC Penney Co., Inc., Sr. Unsec’d. Notes	Baa3	8.000	3/01/10	985	1,004,750
Target Corp.	A2	5.125	1/15/13	900	903,136
Walgreen Co.	A1	4.875	8/01/13	1,100	1,099,660

					7,468,472

Technology 2.6%
Affiliated Computer Services, Inc.	Ba2	4.700	6/01/10	500	466,250
Dell, Inc., 144A	A2	4.700	4/15/13	490	471,979
Fiserv, Inc., Gtd. Notes	Baa2	6.125	11/20/12	1,100	1,066,637
Intuit, Inc.	Baa2	5.400	3/15/12	575	540,133
Jabil Circuit, Inc., Sr. Notes	Ba1	5.875	7/15/10	785	753,600
Motorola, Inc., Sr. Notes	Baa2	8.000	11/01/11	425	427,520
Oracle Corp.	A2	4.950	4/15/13	1,560	1,554,964
Seagate Technology HDD Holdings	Ba1	6.375	10/01/11	750	736,875
Xerox Corp.	Baa2	5.500	5/15/12	200	190,688
Xerox Corp.	Baa2	7.125	6/15/10	1,500	1,534,380

					7,743,026

Telecommunications 9.5%
American Tower Corp.	Ba1	7.125	10/15/12	500	492,500
AT&T Corp., Sr. Notes(a)	A2	7.300	11/15/11	2,185	2,269,100
AT&T, Inc., Sr. Unsec’d. Notes	A2	4.950	1/15/13	1,770	1,695,660
BellSouth Corp., Notes	A2	4.200	9/15/09	1,545	1,524,050
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	5.150	1/15/13	1,000	933,273
Cingular Wireless Services, Inc., Notes	A2	8.125	5/01/12	415	442,631
Deutsche Telekom International Finance (Netherlands)	Baa1	8.500	6/15/10	2,495	2,590,009
Embarq Corp., Sr. Unsec’d. Notes	Baa3	6.738	6/01/13	750	661,065

France Telecom SA (France)	A3	7.750	3/01/11	1,860	1,952,051
Koninklijke (Royal) KPN NV (Netherlands), Sr. Unsub. Notes	Baa2	8.000	10/01/10	575	602,531
Qwest Capital Funding, Inc.	B1	7.000	8/03/09	500	491,250
Qwest Services Corp., Sr. Notes	Ba1	7.875	9/01/11	1,200	1,152,000
SBC Communications, Inc.	A2	4.125	9/15/09	1,250	1,240,128
Sprint Capital Corp.	Baa3	6.375	5/01/09	590	578,200
Telecom Italia Capital SA (Luxembourg)	Baa2	4.000	11/15/08	1,500	1,500,317
Telecom Italia Capital SA (Luxembourg)	Baa2	4.000	1/15/10	650	631,144
Telecom Italia Capital SA (Luxembourg)	Baa2	6.200	7/18/11	720	720,209
Telefonica Europe BV (Netherlands), Gtd. Notes	Baa1	7.750	9/15/10	2,595	2,649,390
TELUS Corp. (Canada), Notes	Baa1	8.000	6/01/11	820	868,437
Verizon Communications, Inc.	A3	4.350	2/15/13	2,220	2,070,772
Verizon Global Funding Corp.	A3	5.350	2/15/11	500	502,435
Verizon Global Funding Corp.	A3	7.250	12/01/10	725	754,428
Vodafone Group PLC (United Kingdom)	Baa1	5.350	2/27/12	960	943,133
Vodafone Group PLC (United Kingdom)	Baa1	5.500	6/15/11	630	624,103
Vodafone Group PLC (United Kingdom), Sr. Notes	Baa1	7.750	2/15/10	750	773,010

					28,661,826

Tobacco 0.8%
Philip Morris International, Inc.	A2	4.875	5/16/13	1,500	1,478,310
Reynolds American, Inc., Notes(b)	Baa3	3.519	6/15/11	1,000	951,893

					2,430,203

Total corporate bonds (cost $266,429,968)					254,667,979

Bank Loan 0.2%
Lendor Processing Service, Inc.(e) (cost $493,978)	Baa3	5.976	7/02/14	499	487,113

U.S. TREASURY OBLIGATIONS 1.4%
United States Treasury Note		3.125	8/31/13	1,265	1,274,685
United States Treasury Note		3.125	9/30/13	2,920	2,940,075

Total U.S. treasury obligations (cost $4,202,710)					4,214,760

			Shares
PREFERRED STOCK 0.1%
Banking
JPMorgan Chase Capital XXVI (cost $400,000)			16,000		386,880

Total long-term investments (cost $287,574,901)					275,281,794

SHORT-TERM INVESTMENT 7.4%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $22,364,597)(d)			22,364,597		22,364,597

Total Investments 99.1% (cost $309,939,498)(g)	297,646,391
Other assets in excess of liabilities(h) 0.9%	2,606,353

Net Assets 100.0%	$300,252,744

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

LLC—Limited Liability Company

LP—Limited Partnership

M.T.N.—Medium Term Note

†	The ratings reflected are as of September 30, 2008. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Segregated as collateral for financial futures contracts.
(b)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate in effect at September 30, 2008.
(c)	Standard & Poor’s rating.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	Indicates an illiquid security.
(f)	Represents issuer in default on interest and/or principal repayment.
(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of September 30, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$ 311,933,744	$726,731	$(15,014,084)	$(14,287,353)

The difference between the book basis and tax basis of investments is primarily attributable to the differences in the treatment of accreting market discount and premium amortization for book and tax purposes.

(h) Other assets in excess of liabilities include net unrealized appreciation (depreciation) on futures contracts and credit default swap agreements as follows:

Open futures contracts outstanding at September 30, 2008:

Number of Contracts	Type	Expiration Date	Value at September 30, 2008	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
84	U.S. T-Notes 2 Yr	Dec. 2008	$17,928,750	$17,847,973	$80,777
303	U.S. T-Notes 5 Yr	Dec. 2008	34,007,015	34,019,091	(12,076)

					$68,701

Credit default swap agreements outstanding at September 30, 2008:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Buy Protection(a):

Citibank, N.A.	9/20/2012	$1,000	0.31%	Altria Group, Inc. 7.00%, 11/04/13	$17,465
Citibank, N.A.	9/20/2012	1,000	0.32%	Clorox Co. (The) 6.125%, 02/01/11	11,409
Barclays Bank PLC	9/20/2012	1,000	0.60%	Fortune Brands, Inc. 5.375%, 01/15/16	21,862
Deutsche Bank AG	6/20/2013	1,000	2.00%	International Lease Finance Corp. 4.15%, 01/20/15	212,896
Goldman Sachs International	9/20/2013	1,000	1.02%	Annheuser-Busch Cos., Inc. 5.525%, 10/1/10	933

					264,565

Sell Protection(b):
JPMorgan Chase Bank, N.A.	12/20/2008	500	4.20%	SLM Corp. 5.125%, 8/27/12	(12,816)
Morgan Stanley Capital Services	6/20/2009	600	1.90%	Texas Competitive Electric Holdings Co. LLC, Bank Loan 6.235%, 10/10/14	1,992

					(10,824)

					$253,741

(a)	Fund pays a fixed rate and receives from the counterparty par in the event that the underlying bond defaults.
(b)	Fund receives a fixed rate and pays to the counterparty par in the event that the underlying bond defaults.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	-	quoted prices in active markets for identical securities

Level 2	-	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	-	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$22,751,477	$68,701
Level 2 - Other Significant Observable Inputs	274,894,914	251,749
Level 3 - Significant Unobservable Inputs	—	1,992

Total	$297,646,391	$322,442

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial Instruments
Balance as of 12/31/07	$8,658
Realized gain (loss)	*
Change in unrealized appreciation (depreciation)	670
Net purchases (sales)	—
Transfers in and/or out of Level 3	(7,336)

Balance as of 9/30/08	$1,992

*	The realized gain earned during the period for other financial instruments was $119,611.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty dates are valued at current market quotations.

The portfolio invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Short-Term Bond Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date November 24, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 24, 2008

*	Print the name and title of each signing officer under his or her signature.